Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Enterprise Technology Services Portfolio - Select Enterprise Technology Services Portfolio
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	13.13%
Annual Return 2016	5.19%
Annual Return 2017	34.25%
Annual Return 2018	4.19%
Annual Return 2019	42.23%
Annual Return 2020	31.41%
Annual Return 2021	2.54%
Annual Return 2022	(28.83%)
Annual Return 2023	23.17%
Annual Return 2024	15.12%